PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant, and equipment, lessor asset under operating lease, accumulated depreciation	$ 422	$ 412